Selected Statements of Operations Data (Details) - Schedule of Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Numerator for basic net income per Ordinary Share (in Dollars)	$ 3,713	$ (2,257)	$ (5,263)
Numerator for dilutive net income (loss) per Ordinary Share (in Dollars)	$ 3,713	$ (2,257)	$ (5,263)
Denominator for basic net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	15,098,642	14,525,449	14,124,404
Effect of dilutive securities:
Share-based compensation granted	199,305
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	15,297,947	14,525,449	14,124,404